COST REDUCTION ACTIONS - Restructuring Charges and Payments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2021	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Cost Reduction Actions
Beginning Balance				$ 28.7				$ 40.7	$ 28.7	$ 40.7
Charges, Net of Reversals									55.3	51.1
Cash Payments									(51.7)	(57.1)
Non-cash Impairment									(6.2)	(4.9)
Foreign Currency Translation									2.5	(1.1)
Ending Balance	$ 28.6				$ 28.7				28.6	28.7	$ 40.7
Severance and related costs
Cost Reduction Actions
Charges, Net of Reversals	2.7	$ 6.5	$ 37.5	2.4	25.5	$ 3.3	$ 6.1	10.4	49.1	45.3	63.0
2019/2020 Actions
Cost Reduction Actions
Charges, Net of Reversals									56.0	25.2
2019/2020 Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance				21.9				0.0	21.9	0.0
Charges, Net of Reversals									49.8	21.9
Cash Payments									(45.7)	0.0
Non-cash Impairment									0.0	0.0
Foreign Currency Translation									2.3	0.0
Ending Balance	28.3				21.9				28.3	21.9	0.0
2019/2020 Actions | Asset impairment charges
Cost Reduction Actions
Beginning Balance				0.0				0.0	0.0	0.0
Charges, Net of Reversals									6.2	3.3
Cash Payments									0.0	0.0
Non-cash Impairment									(6.2)	(3.3)
Foreign Currency Translation									0.0	0.0
Ending Balance	0.0				0.0				0.0	0.0	0.0
2018/2019 Actions
Cost Reduction Actions
Charges, Net of Reversals									0.0	28.2
2018/2019 Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance				6.5				40.7	6.5	40.7
Charges, Net of Reversals									(0.7)	24.0
Cash Payments									(6.0)	(57.1)
Non-cash Impairment									0.0	0.0
Foreign Currency Translation									0.2	(1.1)
Ending Balance	0.0				6.5				0.0	6.5	40.7
2018/2019 Actions | Lease cancellation costs
Cost Reduction Actions
Beginning Balance				0.3				0.0	0.3	0.0
Charges, Net of Reversals									0.0	0.3
Cash Payments									0.0	0.0
Non-cash Impairment									0.0	0.0
Foreign Currency Translation									0.0	0.0
Ending Balance	$ 0.3				0.3				0.3	0.3	0.0
2018/2019 Actions | Asset impairment charges
Cost Reduction Actions
Beginning Balance				$ 0.0				$ 0.0	$ 0.0	0.0
Charges, Net of Reversals										1.6
Cash Payments										0.0
Non-cash Impairment										(1.6)
Foreign Currency Translation										0.0
Ending Balance					$ 0.0					$ 0.0	$ 0.0